Intangible Assets and Goodwill - Schedule of Intangible Assets (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross		$ 16,923		$ 16,923		$ 16,923
Finite and indefinite lived intangible assets, accumulated amortization		(5,610)		(5,518)		(5,086)
Intangible assets, net carrying amount		11,313		11,405		11,837
Amortization expense		(92)	$ (108)	(432)		(438)
Goodwill [Roll Forward]
Goodwill, Gross		1,585		1,585	[1]	1,585	[1]
Goodwill		1,585		1,585	[1]	1,585	[1]
Bed Licenses Separable
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross	[1]	2,471		2,471		2,471
Intangible assets, net carrying amount	[1]	2,471		2,471		2,471
Bed Licenses Non Separable
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross	[2]			14,276		14,276
Finite and indefinite lived intangible assets, accumulated amortization	[2]			(5,411)		(4,997)
Intangible assets, net carrying amount	[2]			8,865		9,279
Lease Rights
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross		176		176		176
Finite and indefinite lived intangible assets, accumulated amortization		(111)		(107)		(89)
Intangible assets, net carrying amount		65		$ 69		$ 87
Amortization expense		$ (4)	$ (4)

[1]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
[2]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).